UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.     Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Small Cap Value Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2023

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Small Cap Value Fund and the Russell 2000 Value Index (the benchmark) for trailing periods ending April 30, 2023, were as follows:

	Trailing 6-Months	One Year	Three Years	Five Years	Seven Years	Ten Years	Since Inception
LSV Small Cap Value Fund, Institutional Class Shares*	-2.50%	-0.42%	20.92%	3.50%	6.25%	7.78%	8.08%

Benchmark:
Russell 2000 Value Index	-6.72%	-7.99%	15.44%	3.66%	7.15%	6.96%	7.26%

Broad Market:
Russell 2000 Index	-3.45%	-3.65%	11.90%	4.15%	8.03%	7.88%	8.19%

* Month ended April 30, 2023.

Institutional Class Shares performance as of 3/31/23: -4.59% (1 year), 3.85% (5 year) and 8.39% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than 1-year are annualized; inception date 2/28/13.

U.S. equities finished in positive territory over the past six months despite significant market volatility as resilient economic data and hopes for easier monetary policy from the Federal Reserve outweighed ongoing inflationary pressures and the turmoil surrounding the banking sector following the demise of Silicon Valley Bank. The S&P 500 Index was up 8.63% (in USD). Small cap stocks significantly underperformed large caps over the period as the Russell 1000 Index was up 8.01% while the Russell 2000 Index was down 3.45% (both in USD). From a style perspective, value stocks (as measured by the Russell Indices) underperformed growth for the period — the Russell 2000 Value Index was down 6.72% while the Russell 2000 Growth Index was down 0.29% (both in USD). The LSV Small Cap Value Fund, Institutional Class Shares, was down 2.50% for the period. From a sector perspective, Consumer Discretionary, Consumer Staples and Materials stocks outperformed while the Financials, Energy and Real Estate sectors lagged.

Despite the broad underperformance of value as a ‘style’, the Fund was able to outperform the value benchmark over the period. Performance attribution indicates that both stock and sector selection contributed positively to portfolio relative returns for the period. Stock selection relative gains were primarily the result of the outperformance of deep value names within the Financials, Health Care and Industrials sectors. Within Financials, holdings in the Regional Banks and Property & Casualty Insurance industries outperformed. In the Health Care sector, the outperformance of names within the Biotechnology industry contributed positively to relative returns. In the Industrials sector, the outperformance of holdings in the Trading Companies & Distributors industry also added value. On the negative side, stock selection detracted within the Energy and Real Estate sector. From a sector perspective, relative gains were more modest and primarily the result of our overweight position in the Consumer Discretionary sector as well as our underweight to Health Care stocks. Top contributors for the period included our overweight positions in Atkore, Axcelis Technologies, Toll Brothers, Tri Pointe Homes, Triton International, PVH Corp, Ingredion, O-I Glass, Sprouts Farmers Market, Sterling Infrastructure, Dick’s Sporting Goods and Universal Insurance Holdings. Not owning Glacier Bancorp also added value. The main individual detractors included not owning Maxar Technologies, Taylor Morrison Home and API Group. Overweight positions in W&T Offshore, Zions Bank, HF Sinclair, Homestreet, Dime Community Bancshares, Matador Resources, Associated Bank, Hanmi Financial and Uniti Group also detracted.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 8.3x forward earnings compared to 15.4x for the Russell 2000 Value Index, 1.3x book compared to 1.2x for the value benchmark and 5.6x cash flow compared to 10.1x for the value benchmark. Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight the Consumer Discretionary and Financials sectors while underweight Utilities and Real Estate stocks.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with higher forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2023	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments LSV Small Cap Value Fund
	Shares	Value (000)

Common Stock†† (99.4%)

Communication Services (1.7%)
AMC Networks, Cl A*	49,300	$872
Nexstar Media Group, Cl A	19,200	3,330
TEGNA	125,800	2,151

		6,353

Consumer Discretionary (16.1%)
Aaron’s	74,520	995
Academy Sports & Outdoors	42,600	2,706
American Axle & Manufacturing Holdings*	177,400	1,268
AutoNation*	12,000	1,580
Bloomin’ Brands	97,600	2,418
Capri Holdings*	14,500	602
Carriage Services, Cl A	38,200	1,097
Carter’s	20,600	1,437
Dick’s Sporting Goods	14,800	2,146
Dine Brands Global	18,400	1,195
Ethan Allen Interiors	68,900	1,924
Foot Locker	43,200	1,814
Genesco*	24,300	842
G-III Apparel Group*	73,334	1,152
Goodyear Tire & Rubber*	74,800	798
Group 1 Automotive	11,300	2,537
Guess?	60,600	1,143
H&R Block	42,700	1,448
Harley-Davidson	52,100	1,933
Haverty Furniture	49,300	1,486
Johnson Outdoors, Cl A	8,884	515
KB Home	30,100	1,319
Kohl’s	48,200	1,062
Marriott Vacations Worldwide	8,150	1,097
Meritage Homes	12,900	1,652
Modine Manufacturing*	93,400	1,953
Nordstrom	57,000	881
ODP*	37,100	1,603
Penske Automotive Group	13,300	1,843
PVH	21,400	1,836

LSV Small Cap Value Fund
	Shares	Value (000)

Consumer Discretionary (continued)
Sally Beauty Holdings*	80,000	$1,138
Shoe Carnival	45,300	1,053
Smith & Wesson Brands	84,200	1,012
Sonic Automotive, Cl A	17,000	757
Thor Industries	16,500	1,304
Toll Brothers	52,300	3,343
Tri Pointe Homes*	115,600	3,315
Tupperware Brands*	68,910	86
Winnebago Industries	31,300	1,820

		58,110

Consumer Staples (4.4%)
Coca-Cola Consolidated	3,200	1,886
Energizer Holdings	52,700	1,762
Ingles Markets, Cl A	21,000	1,933
Ingredion	36,900	3,918
SpartanNash	34,500	846
Sprouts Farmers Market*	119,900	4,156
United Natural Foods*	38,400	1,047

		15,548

Energy (5.5%)

Berry	130,500	997
Bristow Group*	10,600	237
California Resources	39,200	1,588
Civitas Resources	33,700	2,327
HF Sinclair	69,900	3,083
Matador Resources	43,000	2,108
Murphy Oil	54,400	1,997
PDC Energy	58,900	3,831
SFL	158,500	1,441
W&T Offshore*	221,300	967
World Fuel Services	51,331	1,213

		19,789

Financials (30.4%)
Affiliated Managers Group	11,900	1,718
American Equity Investment Life Holding	58,200	2,243
American Financial Group	12,546	1,540
Apollo Commercial Real Estate Finance	109,500	1,108
Arbor Realty Trust	116,631	1,338
Associated Banc-Corp	170,700	3,044
Atlantic Union Bankshares	34,500	987

Axis Capital Holdings	53,400	3,019
B Riley Financial	19,300	608

Banc of California	95,400	1,083
Bank of NT Butterfield & Son	35,000	901
Bank OZK	46,400	1,657
BankUnited	60,800	1,371
Brandywine Realty Trust	129,200	508
Brighthouse Financial*	23,078	1,020
Brookline Bancorp	87,100	831

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Financials (continued)
Camden National	34,908	$1,115
Carlyle Secured Lending	80,100	1,127
Cathay General Bancorp	64,550	2,057
Central Pacific Financial	95,300	1,513
CNO Financial Group	201,500	4,522
Community Trust Bancorp	17,000	612
CorEnergy Infrastructure
Trust*	80,400	84
Dime Community Bancshares	62,200	1,281
EVERTEC	37,400	1,297
Federated Hermes, Cl B	29,000	1,200
Financial Institutions	43,990	769
First American Financial	57,200	3,295
First BanCorp	139,442	1,638
First Busey	53,300	969
First Commonwealth
Financial	96,600	1,206
First Financial	37,179	1,285
Flushing Financial	77,000	926
FNB	157,400	1,807
Franklin Street Properties	190,100	220
FS KKR Capital	84,300	1,586
Fulton Financial	139,800	1,668
Genworth Financial, Cl A*	231,200	1,343
Gladstone Commercial	45,800	547
Golub Capital BDC	135,900	1,832
Great Southern Bancorp	27,200	1,384
Hancock Whitney	51,600	1,884
Hanmi Financial	72,400	1,170
Hersha Hospitality Trust, Cl A	97,200	613
HomeStreet	55,945	546
Hope Bancorp	181,300	1,650
Horizon Bancorp	65,642	691
Lazard, Cl A	38,600	1,208
Mercantile Bank	11,678	328
MFA Financial	84,325	901
MGIC Investment	203,900	3,032
Mr Cooper Group*	36,600	1,695
National Health Investors	17,100	851
Navient	124,700	2,063
New Mountain Finance	132,800	1,579
New York Community Bancorp	209,989	2,245
Oaktree Specialty Lending	82,800	1,563
OceanFirst Financial	55,200	883
OFG Bancorp	111,700	2,856
Old National Bancorp	136,600	1,832
PennantPark Investment	195,900	1,007
Peoples Bancorp	48,605	1,267
Popular	34,000	2,040
Premier Financial	51,797	860
Prospect Capital	129,300	880
QCR Holdings	28,300	1,172
Radian Group	113,000	2,742

LSV Small Cap Value Fund

	Shares	Value (000)
Financials (continued)
Redwood Trust	178,500	$1,121
Regional Management	38,100	1,020
Rithm Capital	216,400	1,766
Sixth Street Specialty Lending	42,100	770
Synovus Financial	58,600	1,805
Towne Bank	35,050	830
Universal Insurance Holdings	41,500	640
Washington Federal	57,900	1,624
WesBanco	46,300	1,232
Western Asset Mortgage Capital	14,170	126
Zions Bancorp	68,300	1,903

		108,654

Health Care (6.7%)
AMN Healthcare Services*	12,521	1,081
Amneal Pharmaceuticals*	272,500	526
Catalyst Pharmaceuticals*	74,900	1,192
Computer Programs and Systems*	35,100	908
Exelixis*	60,300	1,104
Ironwood Pharmaceuticals, Cl A*	339,300	3,532
Medpace Holdings*	6,500	1,301
Organon	84,400	2,079
Patterson	69,100	1,873
Prestige Consumer Healthcare*	51,800	3,187
QuidelOrtho*	15,100	1,358
Select Medical Holdings	88,900	2,711
United Therapeutics*	12,300	2,831

		23,683

Industrials (14.0%)
ACCO Brands	190,900	874
AGCO	23,200	2,876
Alaska Air Group*	43,900	1,908
Apogee Enterprises	35,900	1,528
ArcBest	23,100	2,181
Atkore*	33,700	4,257
Builders FirstSource*	14,100	1,336
CoreCivic*	106,600	937
CSG Systems International	29,500	1,554
Deluxe	33,000	500
EMCOR Group	10,700	1,830
Ennis	60,900	1,183
Hillenbrand	21,500	981
Kelly Services, Cl A	44,400	729
Moog, Cl A	26,600	2,397
Mueller Industries	28,900	2,076
Park-Ohio Holdings	16,500	214
Primoris Services	73,200	1,852
Quad*	152,000	531
Quanex Building Products	58,460	1,117

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)

Industrials (continued)
Rush Enterprises, Cl A	39,300	$2,087
Ryder System	32,100	2,541
Sterling Infrastructure*	55,690	2,056
Textainer Group Holdings	87,400	3,068
Timken	21,600	1,660
V2X*	15,900	687
Wabash National	49,987	1,283
Werner Enterprises	53,700	2,426
WESCO International	22,000	3,168

		49,837

Information Technology (8.0%)
Adeia	66,500	508
Amkor Technology	182,200	4,076
Avnet	55,900	2,307
Axcelis Technologies*	10,000	1,183
Cirrus Logic*	22,500	1,930
Diodes*	10,000	797
Information Services Group	182,750	930
Jabil	31,500	2,462
Methode Electronics	3,200	131
Progress Software	39,000	2,140
Sanmina*	57,600	3,010
ScanSource*	45,525	1,245
Super Micro Computer*	17,400	1,834
TD SYNNEX	10,400	926
TTM Technologies*	36,000	425
Vishay Intertechnology	98,800	2,104
Vishay Precision Group*	67,180	2,522
Xperi*	4,400	42

		28,572

Materials (5.6%)
AdvanSix	58,200	2,193
Chemours	58,900	1,712
Commercial Metals	31,500	1,471
Greif, Cl A	23,969	1,505
Huntsman	62,700	1,680
Ingevity*	36,400	2,611
Koppers Holdings	40,100	1,316
O-I Glass, Cl I*	130,300	2,928
Silgan Holdings	38,800	1,911
SunCoke Energy	103,100	802
Tredegar	32,000	300
Warrior Met Coal	43,600	1,507

		19,936

Real Estate (5.5%)
American Assets Trust	42,400	772
Apple Hospitality	147,700	2,199
City Office REIT	130,200	758
CTO Realty Growth	101,850	1,715
EPR Properties	53,600	2,249
Global Net Lease	94,300	1,062

LSV Small Cap Value Fund

	Shares	Value (000)

Real Estate (continued)
Industrial Logistics Properties Trust	85,200	$176
Necessity Retail REIT	178,600	984
Office Properties Income Trust	58,300	380
Plymouth Industrial REIT	51,000	1,032
Sabra Health Care	175,900	2,005
Service Properties Trust	150,500	1,320
Tanger Factory Outlet Centers	137,800	2,702
Uniti Group	227,000	776
Urstadt Biddle Properties, Cl A	71,600	1,233

		19,363

Utilities (1.5%)
National Fuel Gas	61,200	3,421
UGI	57,500	1,948

		5,369

TOTAL COMMON STOCK (Cost $353,092)		355,214

	Face Amount (000)
Repurchase Agreement (0.7%)
South Street Securities 4.480%, dated 04/28/2023, to be repurchased on 05/01/2023, repurchase price $2,456 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $2,717, 1.250% - 3.625%, 11/30/2026 - 02/15/2053; total market value $2,504)	$2,455	2,455

TOTAL REPURCHASE AGREEMENT (Cost $2,455)		2,455

Total Investments – 100.1% (Cost $355,547)		$357,669

Percentages are based on Net Assets of $ 357,439(000).

*	Non-income producing security.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$355,214	$—	$—	$355,214
Repurchase Agreement	—	2,455	—	2,455

Total Investments in Securities	$355,214	$2,455	$—	$357,669

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 —Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2023	(Unaudited)

LSV Small Cap Value Fund
Assets:
Investments, at Value (Cost $355,547)	$357,669
Receivable for Capital Shares Sold	375
Receivable for Investment Securities Sold	316
Dividends and Interest Receivable	175
Reclaims Receivable	1
Prepaid Expenses	29

Total Assets	358,565
Liabilities:
Payable for Fund Shares Redeemed	832
Payable due to Investment Adviser	211
Payable due to Administrator	18
Payable due to Distributor	7
Payable due to Trustees	6
Payable due to Chief Compliance Officer	2
Other Accrued Expenses	50

Total Liabilities	1,126
Net Assets	$357,439

Net Assets Consist of:
Paid-in Capital	$358,922
Total Accumulated Losses	(1,483)
Net Assets	$357,439

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($322,654 ÷ 20,748,884 shares)(1)	$15.55

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($34,785 ÷ 2,242,702 shares)(1)	$15.51

(1)	Shares have not been rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2023	(Unaudited)

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$5,845
Interest Income	95
Foreign Taxes Withheld	(11)
Total Investment Income	5,929
Expenses:
Investment Advisory Fees	1,402
Administration Fees	116
Distribution Fees - Investor Class	39
Trustees’ Fees	14
Chief Compliance Officer Fees	3
Transfer Agent Fees	39
Professional Fees	27
Registration and Filing Fees	26
Printing Fees	12
Custodian Fees	12
Insurance and Other Fees	20
Total Expenses	1,710
Less: Fees Paid Indirectly — (see Note 4)	(2)
Net Expenses	1,708
Net Investment Income	4,221
Net Realized Gain on Investments	4,369
Net Change in Unrealized Depreciation on Investments	(18,307)
Net Realized and Unrealized Loss on Investments	(13,938)
Net Decrease in Net Assets Resulting from Operations	$(9,717)

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2023 (Unaudited) and for the year ended October 31, 2022

	LSV Small Cap Value Fund
	11/1/2022 to 04/30/2023	11/1/2021 to 10/31/2022
Operations:
Net Investment Income	$4,221	$7,245
Net Realized Gain	4,369	21,770
Net Change in Unrealized Depreciation	(18,307)	(39,581)
Net Decrease in Net Assets Resulting from Operations	(9,717)	(10,566)
Distributions
Institutional Class Shares	(7,268)	(4,785)
Investor Class Shares	(481)	(428)
Total Distributions	(7,749)	(5,213)
Capital Share Transactions:
Institutional Class Shares:
Issued	34,659	120,755
Reinvestment of Dividends and Distributions	5,765	4,709
Redeemed	(65,225)	(71,652)
Net Increase (Decrease) from Institutional Class Shares Transactions	(24,801)	53,812
Investor Class Shares:
Issued	15,436	57,989
Reinvestment of Dividends and Distributions	481	428
Redeemed	(9,593)	(104,280)
Net Increase (Decrease) from Investor Class Shares Transactions	6,324	(45,863)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(18,477)	7,949
Total Decrease in Net Assets	(35,943)	(7,830)
Net Assets:
Beginning of Period	393,382	401,212
End of Year/Period	$357,439	$393,382

Shares Transactions:
Institutional Class:
Issued	2,115	7,259
Reinvestment of Dividends and Distributions	360	271
Redeemed	(4,071)	(4,365)
Total Institutional Class Share Transactions	(1,596)	3,165
Investor Class:
Issued	948	3,493
Reinvestment of Dividends and Distributions	30	25
Redeemed	(582)	(6,241)
Total Investor Class Share Transactions	396	(2,723)
Net Increase (Decrease) in Shares Outstanding	(1,200)	442

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2023 (Unaudited) and for the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
LSV Small Cap Value Fund
Institutional Class Shares
2023*	$16.27	$0.17	$(0.57)	$(0.40)	$(0.32)	$–	$(0.32)	$15.55	(2.50)%	$322,654	0.83%	0.83%	2.13%	12%
2022	16.91	0.31	(0.70)	(0.39)	(0.25)	–	(0.25)	16.27	(2.39)	363,471	0.83	0.83	1.91	33
2021	10.48	0.22	6.45	6.67	(0.24)	–	(0.24)	16.91	64.32	324,351	0.83	0.83	1.39	24
2020	13.57	0.20	(3.00)	(2.80)	(0.29)	–	(0.29)	10.48	(21.19)	202,199	0.83	0.83	1.73	23
2019	14.36	0.28	(0.23)	0.05	(0.16)	(0.68)	(0.84)	13.57	1.20	387,498	0.81	0.81	2.08	31
2018	15.95	0.22	(1.07)	(0.85)	(0.18)	(0.56)	(0.74)	14.36	(5.69)	366,379	0.81	0.81	1.39	31
Investor Class Shares
2023*	$16.20	$0.15	$(0.57)	$(0.42)	$(0.27)	$–	$(0.27)	$15.51	(2.61)%	$34,785	1.08%	1.08%	1.82%	12%
2022	16.82	0.27	(0.71)	(0.44)	(0.18)	–	(0.18)	16.20	(2.69)	29,911	1.08	1.08	1.61	33
2021	10.43	0.18	6.43	6.61	(0.22)	–	(0.22)	16.82	64.03	76,861	1.08	1.08	1.12	24
2020	13.51	0.16	(2.99)	(2.83)	(0.25)	–	(0.25)	10.43	(21.40)	32,047	1.09	1.09	1.49	23
2019	14.28	0.24	(0.22)	0.02	(0.11)	(0.68)	(0.79)	13.51	0.90	24,103	1.06	1.06	1.80	31
2018	15.87	0.17	(1.05)	(0.88)	(0.15)	(0.56)	(0.71)	14.28	(5.89)	25,981	1.06	1.06	1.08	31

*	For the six-month period ended April 30, 2023. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts	designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2023	(Unaudited)

1.     Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.     Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2023, there were no securities valued in accordance with the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities

Notes to Financial Statements

April 30, 2023	(Unaudited)

may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities a (“Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only

Notes to Financial Statements

April 30, 2023	(Unaudited)

determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements —In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2023, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$2,455	$2,455	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders— Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.     Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2023, the Fund incurred $116,099 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2023, the Fund incurred $39,307 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) serves

Notes to Financial Statements

April 30, 2023	(Unaudited)

as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2023 the Fund earned $2,111 in cash management credits which were used to offset transfer agent expenses.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2024. As of April 30, 2023, there are no fees previously waived that may be subject to possible future reimbursement.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2023, were as follows (000):

Purchases	$45,885
Sales	$60,867

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs and partnership adjustment. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022.

The tax character of dividends and distributions paid during the years ended October 31, 2022 and 2021 was as follows (000):

	Ordinary Income	Total
2022	$5,213	$5,213
2021	5,556	5,556

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$7,538
Capital Loss Carryforward	(11,506)
Other Temporary Differences	(3)
Unrealized Appreciation	19,954

Total Distributable Earnings	$15,983

Capital loss carryforward rules allow a Registered Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As of October 31, 2022, the Fund has short-term and long-term capital loss carryforwards of $5,802 (000) and $5,704 (000), respectively. During the year ended October 31, 2022, $21,112 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2023, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 355,547	$ 60,699	$ (58,577)	$ 2,122

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment

Notes to Financial Statements

April 30, 2023	(Unaudited)

or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Small-Capitalization Risk — Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9. Concentration of Shareholders:

At April 30, 2023, 70% of total shares outstanding for the Institutional Class Shares were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2023, 95% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$975.00	0.83%	$4.06
Investor Class Shares	1,000.00	973.90	1.08	5.29

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,020.68	0.83%	$4.16
Investor Class Shares .	1,000.00	1,019.44	1.08	5.41

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27–28, 2023 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/ or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-006-1100

(b)	Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023